FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Dec. 31, 2019
PP&E
Control of acquired, percentage	100.00%
PP&E	R$ 33,367,981	R$ 32,662,912
Net value	40,331,586	40,228,380
Transmissora Sul Litornea de Energia -TSLE
PP&E
Control of acquired, percentage			100.00%
UTN Angra 3
PP&E
Net value	14,600,060	13,266,022
Gross value
PP&E
PP&E	86,027,150	84,560,273
Accumulated depreciation
PP&E
PP&E	(45,695,565)	(44,331,893)
Fixed assets in service
PP&E
Net value	21,802,938	21,961,301
Fixed assets in service | Gross value
PP&E
PP&E	66,430,445	65,285,197
Fixed assets in service | Accumulated depreciation
PP&E
PP&E	(44,627,507)	(43,323,896)
Fixed assets in service | Right-of-use
PP&E
PP&E	1,044,304	1,107,704
Fixed assets in service | Right-of-use | Gross value
PP&E
PP&E	2,112,362	2,115,701
Fixed assets in service | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (1,068,058)	R$ (1,007,997)
Dams, reservoirs and water mains
PP&E
Average rate of depreciation	2.18%	2.16%
PP&E	R$ 6,412,995	R$ 6,689,554
Dams, reservoirs and water mains | Gross value
PP&E
PP&E	15,418,627	15,389,704
Dams, reservoirs and water mains | Accumulated depreciation
PP&E
PP&E	R$ (9,005,632)	R$ (8,700,150)
Buildings, civil works and improvements
PP&E
Average rate of depreciation	2.57%	2.67%
PP&E	R$ 2,885,165	R$ 3,124,535
Buildings, civil works and improvements | Gross value
PP&E
PP&E	8,214,167	8,265,536
Buildings, civil works and improvements | Accumulated depreciation
PP&E
PP&E	R$ (5,329,002)	R$ (5,141,001)
Buildings, civil works and improvements | Right-of-use
PP&E
Average rate of depreciation	10.97%	13.71%
PP&E	R$ 170,631	R$ 156,901
Buildings, civil works and improvements | Right-of-use | Gross value
PP&E
PP&E	239,806	252,640
Buildings, civil works and improvements | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (69,175)	R$ (95,739)
Machines and equipment
PP&E
Average rate of depreciation	4.38%	4.06%
PP&E	R$ 12,225,807	R$ 11,928,760
Machines and equipment | Gross value
PP&E
PP&E	42,054,751	40,448,965
Machines and equipment | Accumulated depreciation
PP&E
PP&E	R$ (29,828,944)	R$ (28,520,205)
Machines and equipment | Right-of-use
PP&E
Average rate of depreciation	3.87%	4.45%
PP&E	R$ 861,977	R$ 946,935
Machines and equipment | Right-of-use | Gross value
PP&E
PP&E	1,858,559	1,858,606
Machines and equipment | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (996,582)	R$ (911,671)
Others
PP&E
Average rate of depreciation	5.30%	5.14%
PP&E	R$ 278,971	R$ 218,452
Others | Gross value
PP&E
PP&E	742,900	1,180,992
Others | Accumulated depreciation
PP&E
PP&E	R$ (463,929)	R$ (962,540)
Others | Right-of-use
PP&E
Average rate of depreciation	2.40%	2.28%
PP&E	R$ 11,696	R$ 3,868
Others | Right-of-use | Gross value
PP&E
PP&E	13,997	4,455
Others | Right-of-use | Accumulated depreciation
PP&E
PP&E	(2,301)	(587)
Fixed assets in progress and its provision
PP&E
PP&E	17,484,344	17,159,375
Net value	4,508,764	4,508,764		R$ 4,508,764
Fixed assets in progress and its provision | Gross value
PP&E
PP&E	17,484,344	17,159,375
Fixed assets in progress
PP&E
Net value	17,484,344	17,159,375		R$ 12,012,251
Fixed assets in progress | UTN Angra 3
PP&E
Net value		13,266,022
Fixed assets in progress | Gross value
PP&E
PP&E	R$ 17,484,344	R$ 17,159,375